Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VIII
Prospectus Date	rr_ProspectusDate	Jan. 02, 2025
First Trust Income Opportunities ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First Trust Income Opportunities ETF (the "Fund") seeks to provide current income with a secondary emphasis on total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in a portfolio of closed-end investment companies ("closed-end funds") and exchange-traded funds ("ETFs") that are listed and traded in the United States on registered exchanges. Closed-end funds and ETFs are managed registered investment companies which invest in various types of securities. Both closed-end funds and ETFs trade on a securities exchange and their shares may, at times, trade at a premium or discount to their net asset value. As a shareholder in a pooled investment vehicle, the Fund will bear its ratable share of an underlying fund's expenses and would remain subject to payment of the underlying fund’s advisory and administrative fees with respect to assets so invested. In selecting the closed-end funds and ETFs for the Fund’s portfolio, the Fund’s investment advisor utilizes a range of investment approaches. The Fund’s investment advisor generally takes a systemic approach to investing, including the utilization of a proprietary model that identifies, sorts and scores closed-end funds and ETFs based upon various market metrics and economic factors, including, but not limited to, fund size, duration, leverage ratio, average maturity, earnings rate, undistributed net investment income, distribution rate, premium or discount, net asset value and share price returns, sponsor and distribution policies. The specific metrics and factors considered depend upon the investment advisor’s current economic outlook and will vary from time to time, as will the importance assigned to each factor in the scoring and weighting process. The model delivers a universe of possible investments, from which the investment advisor, after performing further issuer-specific research and analysis to determine the best fits for the Fund’s investment objective, selects a final portfolio for the Fund. The Fund may hold closed-end funds and/or ETFs that invest in U.S. and non-U.S. equity securities, U.S. and non-U.S. government debt securities, securities denominated in a non-U.S. currency, corporate debt securities, municipal securities, commodities, preferred securities, convertible securities, high yield securities (also known as “junk bonds”), master limited partnerships ("MLPs"), real estate investment trusts ("REITs"), asset-backed securities, bank loans, covenant-lite loans, custodial receipts, derivatives, distressed securities, floating rate securities, inverse floaters, mortgage-related securities, pre-refunded bonds, private activity bonds, companies with various market capitalizations, zero coupon bonds and senior loans. The Fund may also invest in money market funds and closed-end funds and/or ETFs that utilize leverage.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Caption	rr_RiskCaption	You could lose money by investing in the Fund.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. The order of the below risk factors does not indicate the significance of any particular risk factor.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Return
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compared to those of a broad-based market index and a blended benchmark.The Fund’s performance information is accessible on the Fund’s website athttp://www.ftportfolios.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compared to those of a broad-based market index and a blended benchmark.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	A blended benchmark (the “Blended Benchmark”) comprised 60% of the First Trust Equity Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the equity based closed-end fund universe, and 40% of the First Trust Taxable Fixed Income Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the taxable fixed income closed-end fund universe, has been selected to provide a more direct correlation to the Fund’s underlying portfolio. The Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 60-40 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.ftportfolios.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	First Trust Income Opportunities ETF <br/>Calendar Year Total Returns as of 12/31 (1)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	(1)The Fund's calendar year-to-date total return based on net asset value for the period 12/31/23 to 09/30/24 was 19.31%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:ReturnPeriod EndedBest Quarter16.72%June 30, 2020Worst Quarter-27.74%March 31, 2020Year-to-Date19.31%September 30, 2024
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for an index do not include expenses, which are deducted from Fund returns, or taxes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for an index do not include expenses, which are deducted from Fund returns, or taxes.Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
First Trust Income Opportunities ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
First Trust Income Opportunities ETF | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
First Trust Income Opportunities ETF | Alternative Minimum Tax Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ALTERNATIVE MINIMUM TAX RISK. Although the interest received from municipal securities is generally exempt from federal income tax, the Fund may invest in closed-end funds and/or ETFs that hold municipal securities subject to the federal alternative minimum tax on individuals. For tax years beginning after December 31, 2022, interest on the bonds may affect the corporate alternative minimum tax for certain corporations. Accordingly, investment in the Fund could cause shareholders to be subject to the federal alternative minimum tax.
First Trust Income Opportunities ETF | Asset Backed Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ASSET-BACKED SECURITIES RISK. The Fund may invest in closed-end funds and/or ETFs that hold asset-backed securities. Asset-backed securities are debt securities typically created by buying and pooling loans or other receivables other than mortgage loans and creating securities backed by those similar type assets. As with other debt securities, asset-backed securities are subject to credit risk, extension risk, interest rate risk, liquidity risk and valuation risk. These securities are generally not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. The impairment of the value of collateral or other assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of underlying assets, may result in a reduction in the value of such asset-backed securities and losses to an underlying fund.
First Trust Income Opportunities ETF | Authorized Participant Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. A limited number of institutions act as authorized participants for the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders and no other authorized participant steps forward to create or redeem, the Fund’s shares may trade at a premium or discount (the difference between the market price of the Fund's shares and the Fund's net asset value) and possibly face delisting and the bid/ask spread (the difference between the price that someone is willing to pay for shares of the Fund at a specific point in time versus the price at which someone is willing to sell) on the Fund’s shares may widen.
First Trust Income Opportunities ETF | Bank Loans Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	BANK LOANS RISK. The Fund may invest in closed-end funds and/or ETFs that hold bank loans. Investments in bank loans are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk that may be heightened because of the limited public information available regarding bank loans and because loan borrowers may be leveraged and tend to be more adversely affected by changes in market or economic conditions. If an underlying fund holds a bank loan through another financial institution or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the underlying fund, particularly for second lien loans or other junior or subordinated loans held by the Fund; provided, however, that some loans are not secured by any collateral. The underlying fund’s rights to collateral also may be limited by bankruptcy or insolvency laws. Additionally, there is no central clearinghouse for loan trades and the loan market has not established enforceable settlement standards or remedies for failure to settle. As such, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods (in some cases longer than 7 days) which may cause the underlying fund to be unable to realize the full value of its investment. In addition, bank loans are generally not registered with the Securities and Exchange Commission under the Securities Act of 1933, as amended, and may not be considered “securities,” and an underlying fund may not be entitled to rely on the anti-fraud protections of the federal securities laws.
First Trust Income Opportunities ETF | Call Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CALL RISK. The Fund may invest in closed-end funds and/or ETFs that hold debt securities. Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. An underlying fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. An underlying fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the fund’s income.
First Trust Income Opportunities ETF | Cash Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CASH TRANSACTIONS RISK. The Fund will effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects all of its creations and redemptions in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs.
First Trust Income Opportunities ETF | Closed End Funds Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CLOSED-END FUNDS RISK. Shares of closed-end funds trade on exchanges at market prices rather than net asset value and cannot be redeemed on demand. Accordingly, closed-end fund shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). There can be no assurance that a discount on shares of closed-end funds purchased by the Fund will not decrease or that when the Fund seeks to sell shares of a closed-end fund it can receive the net asset value for those shares. As a shareholder in a closed-end fund, the Fund bears its ratable share of the fund’s expenses, subjecting Fund shareholders to additional expenses. Additionally, closed-end funds may utilize leverage. As a result, the Fund may be exposed indirectly to leverage through an investment in such securities.
First Trust Income Opportunities ETF | Commodities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	COMMODITIES RISK. The Fund may invest in closed-end funds and/or ETFs that have exposure to commodities, including agricultural products (such as wheat and cattle), energy products (such as oil and natural gas) and metals (such as gold, silver and platinum). Commodity prices can have significant volatility, and exposure to commodities can cause the value of an underlying fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The values of physical commodities may be affected by changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, international economic, political and regulatory developments, and factors affecting a particular region, industry or commodity, such as drought, floods, or other weather conditions, livestock disease, changes in storage costs, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs. The commodity markets are subject to temporary distortions or other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions.
First Trust Income Opportunities ETF | Convertible Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CONVERTIBLE SECURITIES RISK. The Fund may invest in closed-end funds and/or ETFs that hold convertible securities. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price and more like a debt security when the underlying stock price is low relative to the conversion price.
First Trust Income Opportunities ETF | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	COUNTERPARTY RISK. The Fund may invest in closed-end funds and/or ETFs that are subject to counterparty risk. Underlying fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the underlying fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to an underlying fund. An underlying fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.
First Trust Income Opportunities ETF | Covenant Lite Loans Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	COVENANT-LITE LOANS RISK. The Fund may invest in closed-end funds and/or ETFs that hold covenant-lite loans. Covenant-lite loans contain fewer maintenance covenants than traditional loans, or no maintenance covenants at all, and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may hinder an underlying fund’s ability to reprice credit risk associated with the borrower and reduce the fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, an underlying fund’s exposure to losses on such investments is increased, especially during a downturn in the credit cycle.
First Trust Income Opportunities ETF | Credit Rating Agency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CREDIT RATING AGENCY RISK. Credit ratings are determined by credit rating agencies such as S&P Global Ratings, Moody’s Investors Services, Inc. and Fitch Inc., and are only the opinions of such entities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk or the liquidity of securities. First Trust makes no warranty whatsoever regarding the ability of such ratings to accurately reflect the creditworthiness of an issuer. Any shortcomings, changes to or inefficiencies in credit rating agencies’ processes for determining credit ratings may adversely affect the credit ratings of securities held by an underlying closed-end fund or ETF or securities in which an underlying closed-end fund or ETF would otherwise invest and, as a result, may adversely affect those securities’ perceived or actual credit risk, as well as an underlying closed-end fund or ETF’s performance.
First Trust Income Opportunities ETF | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CREDIT RISK. An issuer or other obligated party of a debt security held by an underlying fund may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.
First Trust Income Opportunities ETF | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CURRENCY RISK. The Fund may invest in closed-end funds and/or ETFs that hold securities denominated in a non-U.S. currency. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in an underlying fund’s portfolio. An underlying fund’s net asset value could decline if a currency to which an underlying fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in such an underlying fund may change quickly and without warning.
First Trust Income Opportunities ETF | Current Market Conditions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or shares of the Fund in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.
First Trust Income Opportunities ETF | Custodial Receipts Trust Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CUSTODIAL RECEIPTS TRUST RISK. The Fund may invest in closed-end funds and/or ETFs that hold custodial receipts. Custodial receipts are financial instruments sold through private placements that represent the right to receive future principal and interest payments on underlying municipal obligations. Custodial receipt trusts may also issue inverse floater securities. If an underlying fund was to hold inverse floaters issued by custodial receipt trusts, the fund would be subject to the risks of inverse floaters described herein. In particular, because the instruments may be leveraged, their market values may be more volatile than other types of debt securities.
First Trust Income Opportunities ETF | Cyber Security Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
First Trust Income Opportunities ETF | Debt Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	DEBT SECURITIES RISK. The Fund invests in closed-end funds and/or ETFs that hold debt securities. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by an underlying fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.
First Trust Income Opportunities ETF | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	DERIVATIVES RISK. The Fund may invest in closed-end funds and/or ETFs that utilize derivative instruments. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include or may include: (i) the risk that the value of the underlying assets may go up or down; (ii) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (iii) the risk of mispricing or improper valuation of a derivative; (iv) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset; (v) the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value; (vi) the risk of loss caused by the unenforceability of a party’s obligations under the derivative; and (vii) the risk that a disruption in the financial markets will cause difficulties for all market participants. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss. The use of leverage may also cause an underlying fund to liquidate portfolio positions when it would not be advantageous to do so. The use of leveraged derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.
First Trust Income Opportunities ETF | Distressed Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	DISTRESSED SECURITIES RISK. The Fund may invest in closed-end funds and/or ETFs that hold distressed debt securities. Distressed debt securities are speculative and involve substantial risks in addition to the risks of investing in high-yield securities that are not in default. In some instances, an underlying fund will not receive interest payments from the distressed securities it holds, and there is a substantial risk that the principal will not be repaid. In any reorganization or liquidation proceeding related to a distressed debt security, an underlying fund may lose its entire investment in the security.
First Trust Income Opportunities ETF | Dividends Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	DIVIDENDS RISK. The Fund may invest in closed-end funds and/or ETFs that hold dividend-paying securities. An underlying fund’s investment in dividend-paying securities could cause the fund to underperform similar funds that invest without consideration of an issuer’s track record of paying dividends. Companies that issue dividend-paying securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.
First Trust Income Opportunities ETF | Equity Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	EQUITY SECURITIES RISK. The Fund may invest in closed-end funds and/or ETFs that hold equity securities. The value of an underlying fund’s shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
First Trust Income Opportunities ETF | ETF Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.
First Trust Income Opportunities ETF | Extension Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	EXTENSION RISK. The Fund may invest in closed-end funds and/or ETFs that hold debt securities. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
First Trust Income Opportunities ETF | Floating Rate Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	FLOATING RATE SECURITIES RISK. The Fund may invest in closed-end funds and/or ETFs that hold floating rate securities. Floating rate securities are structured so that the security’s coupon rate fluctuates based upon the level of a reference rate. As a result, the coupon on floating rate securities will generally decline in a falling interest rate environment, causing an underlying fund to experience a reduction in the income it receives from the security. A floating rate security’s coupon rate resets periodically according to the terms of the security. Consequently, in a rising interest rate environment, floating rate securities with coupon rates that reset infrequently may lag behind the changes in market interest rates. Floating rate securities may also contain terms that impose a maximum coupon rate the issuer will pay, regardless of the level of the reference rate which would decrease the value of the security.
First Trust Income Opportunities ETF | High Yield Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	HIGH YIELD SECURITIES RISK. The Fund may invest in closed-end funds and/or ETFs that hold high yield securities. High yield securities, or “junk” bonds, are subject to greater market fluctuations, are less liquid and provide a greater risk of loss than investment grade securities, and therefore, are considered to be highly speculative. In general, high yield securities may have a greater risk of default than other types of securities and could cause income and principal losses for an underlying fund.
First Trust Income Opportunities ETF | Income Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	INCOME RISK. The Fund may invest in closed-end funds and/or ETFs that hold debt securities. An underlying fund’s income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because an underlying fund may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the fund otherwise needs to purchase additional debt securities.
First Trust Income Opportunities ETF | Inflation Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.
First Trust Income Opportunities ETF | Interest Rate Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	INTEREST RATE RISK. The Fund may invest in closed-end funds and/or ETFs that hold debt securities. Interest rate risk is the risk that the value of the debt securities in an underlying fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. An underlying fund may be subject to a greater risk of rising interest rates than would normally be the case during periods of low interest rates. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. Higher sensitivity to interest rates is generally correlated with higher levels of volatility and, therefore, greater risk. As the value of a debt security changes over time, so will its duration.
First Trust Income Opportunities ETF | Inverse Floaters Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	INVERSE FLOATERS RISK. The Fund may invest in closed-end funds and/or ETFs that hold inverse floaters. Inverse floaters are a type of debt instrument that has a coupon rate that varies inversely with a benchmark interest rate. The use of inverse floaters by an underlying fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that an underlying fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to an underlying fund on its inverse floaters will be reduced or even eliminated as short-term municipal bond interest rates rise and will increase when short-term municipal bond interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.
First Trust Income Opportunities ETF | Investment Restriction Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	INVESTMENT RESTRICTION RISK. The Fund’s investment in other investment companies is restricted by federal securities laws which limit the size of the position the Fund can take in another investment company. These limitations may prevent the Fund from purchasing shares of an investment company that it may have otherwise purchased pursuant to its principal investment strategy.
First Trust Income Opportunities ETF | Large Capitalization Companies Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	LARGE CAPITALIZATION COMPANIES RISK. The Fund may invest in closed-end funds and/or ETFs that hold the securities of large capitalization companies. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.
First Trust Income Opportunities ETF | Leverage Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	LEVERAGE RISK. The Fund may invest in closed-end funds and/or ETFs that utilize leverage. Leverage may result in losses that exceed the amount originally invested and may accelerate the rates of losses. Leverage tends to magnify, sometimes significantly, the effect of any increase or decrease in an underlying fund’s exposure to an asset or class of assets and may cause the value of the fund’s shares to be volatile and sensitive to market swings.
First Trust Income Opportunities ETF | Liquidity Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	LIQUIDITY RISK. The Fund may invest in closed-end funds and/or ETFs with investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, an underlying fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value and the bid/ask spread on the Fund’s shares may widen.
First Trust Income Opportunities ETF | Management Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objectives.
First Trust Income Opportunities ETF | Market Maker Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.
First Trust Income Opportunities ETF | Market Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	MARKET RISK. Market risk is the risk that a particular investment, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares, the liquidity of an investment, and may result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on the Fund’s shares may widen and the returns on investment may fluctuate.
First Trust Income Opportunities ETF | MLP Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	MLP RISK. The Fund may invest in closed-end funds and/or ETFs that hold MLPs. MLPs are limited partnerships or limited liability companies that are taxed as partnerships and whose interests (limited partnership units or limited liability company units) are traded on securities exchanges like shares of common stock. An MLP consists of a general partner and limited partners. The general partner manages the partnership, has an ownership stake in the partnership and is eligible to receive an incentive distribution. The limited partners provide capital to the partnership, have a limited (if any) role in the operation and management of the partnership and receive cash distributions. Currently, most MLPs operate in the energy, natural resources or real estate sectors. Investments in securities of MLPs involve certain risks different from or in addition to the risks of investing in common stocks. MLP common units can be affected by macro-economic factors and other factors unique to the partnership or company and the industry or industries in which the MLP operates. Certain MLP securities may trade in relatively low volumes due to their smaller capitalizations or other factors, which may cause them to have a high degree of price volatility and illiquidity. The structures of MLPs create certain risks, including, for example, risks related to the limited ability of investors to control an MLP and to vote on matters affecting the MLP, risks related to potential conflicts of interest between an MLP and the MLP's general partner, the risk that an MLP will generate insufficient cash flow to meet its current operating requirements, the risk that an MLP will issue additional securities or engage in other transactions that will have the effect of diluting the interests of existing investors, and risks related to the general partner's right to require unit-holders to sell their common units at an undesirable time or price. On March 15, 2018, the Federal Energy Regulatory Commission (“FERC”) changed its long-standing tax allowance policy which no longer permits MLPs to include in their cost of service an income tax allowance. This has had a negative impact on the performance of some MLPs affected by this decision. This policy change and any similar policy changes in the future could adversely impact an MLP’s business, financial condition, results of operations and cash flows and ability to pay cash distributions or dividends.
First Trust Income Opportunities ETF | Money Market Short Term Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	MONEY MARKET/SHORT-TERM SECURITIES RISK. To the extent the Fund holds cash or invests in money market or short-term securities, the Fund may be less likely to achieve its investment objective. In addition, it is possible that the Fund’s investments in these instruments could lose money.
First Trust Income Opportunities ETF | Mortgage Related Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	MORTGAGE-RELATED SECURITIES RISK. The Fund may invest in closed-end funds and/or ETFs that hold mortgage-related securities. Mortgage-related securities are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. However, these investments make an underlying fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Mortgage-related securities are also significantly affected by the rate of prepayments and modifications of the mortgage loans underlying those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. The incidence of borrower defaults or delinquencies may rise significantly during financial downturns and could adversely affect the value of mortgage-related securities held by the Fund. Events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events that result in broad and simultaneous financial hardships for individuals and businesses could have a significant negative impact on the value of mortgage-related securities. Mortgage-related securities are particularly sensitive to prepayment risk and extension risk, given that mortgage loans generally allow borrowers to refinance. In periods of declining interest rates, borrowers may be more apt to prepay their mortgage sooner than expected. This can reduce the returns to the security holder as the amount of interest related to the price may be reduced while the proceeds may have to be reinvested at lower prevailing interest rates. This is prepayment risk. In periods of rising interest rates, borrowers may be less likely to refinance than expected thus extending the cash flows of the security such that there is increased downward price sensitivity to interest rate changes. This is extension risk. As the timing and amount of prepayments cannot be accurately predicted, the timing of changes in the rate of prepayments of the mortgage loans may significantly affect an underlying fund's actual yield to maturity on any mortgage-related securities. Along with prepayment risk, mortgage-related securities are significantly affected by interest rate risk.
First Trust Income Opportunities ETF | Municipal Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	MUNICIPAL SECURITIES RISK. The Fund may invest in closed-end funds and/or ETFs that hold municipal securities. Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal securities that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of actual or anticipated changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. The values of municipal securities held by an underlying fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. In addition, income from municipal securities held by an underlying fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status may cause interest received and distributed to shareholders by an underlying fund to be taxable and may result in a significant decline in the values of such municipal securities. Due to the COVID-19 pandemic, the risks of the municipal securities market have been magnified. The costs associated with combating the pandemic and the negative impact on tax revenues has adversely affected the financial condition of many states and political subdivisions. These risks may also adversely affect several sectors of the municipal bond market, such as airports, toll roads, hospitals and colleges, among many others. The full impact of the COVID-19 pandemic on state and political subdivisions’ ability to make payments on debt obligations is impossible to predict, but could negatively impact the value of bonds, the ability of state and political subdivisions to make payments when due and the performance of an underlying fund.
First Trust Income Opportunities ETF | Non US Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	NON-U.S. SECURITIES RISK. The Fund may invest in closed-end funds and/or ETFs that hold non-U.S. securities. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, capital controls, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, the imposition of sanctions by foreign governments, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.
First Trust Income Opportunities ETF | Operational Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objectives. Although the Fund and the Fund's investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
First Trust Income Opportunities ETF | Preferred Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	PREFERRED SECURITIES RISK. The Fund may invest in closed-end funds and/or ETFs that hold preferred securities. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
First Trust Income Opportunities ETF | Premium Discount Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	PREMIUM/DISCOUNT RISK. The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund’s investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund’s investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value and the bid/ask spread on the Fund’s shares may widen.
First Trust Income Opportunities ETF | Prepayment Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	PREPAYMENT RISK. The Fund may invest in closed-end funds and/or ETFs that hold debt securities. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as an underlying fund may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in an underlying fund to change.
First Trust Income Opportunities ETF | Pre Refunded Bonds Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	PRE-REFUNDED BONDS RISK. The Fund may invest in closed-end funds and/or ETFs that hold pre-refunded bonds. Pre-refunded bonds are bonds that have been refunded to a call date prior to the final maturity of principal, or, in the case of pre-refunded bonds commonly referred to as “escrowed-to-maturity bonds,” to the final maturity of principal, and remain outstanding in the municipal market. The payment of principal and interest of the pre-refunded bonds held by an underlying fund is funded from securities held in a designated escrow account where such securities are obligations of and carry the full faith and credit of the U.S. Department of the Treasury. The securities held in the escrow fund pledged to pay the principal and interest of the pre-refunded bond do not guarantee the price of the bond. Investment in pre-refunded municipal bonds held by an underlying fund may subject the fund to interest rate risk, market risk and credit risk.
First Trust Income Opportunities ETF | Private Activity Bonds Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	PRIVATE ACTIVITY BONDS RISK. The Fund may invest in closed-end funds and/or ETFs that hold private activity bonds. Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise is responsible for the payment of principal and interest on the bond and the issuer ordinarily does not pledge its full faith, credit and taxing power for repayment. The private enterprise can have a substantially different credit profile than the issuer. The private activity bonds in which an underlying fund may invest may be negatively impacted by conditions affecting either the general credit of the private enterprise or the project itself. An underlying fund’s private activity bond holdings may also pay interest subject to the alternative minimum tax on individuals. For tax years beginning after December 31, 2022, interest on the bonds may affect the corporate alternative minimum tax for certain corporations.
First Trust Income Opportunities ETF | REIT Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	REIT RISK. The Fund may invest in closed-end funds and/or ETFs that hold REITs. REITs typically own and operate income-producing real estate, such as residential or commercial buildings, or real-estate related assets, including mortgages. As a result, investments in REITs are subject to the risks associated with investing in real estate, which may include, but are not limited to: fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate sector. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities. REITs may have also a relatively small market capitalization which may result in their shares experiencing less market liquidity and greater price volatility than larger companies. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.
First Trust Income Opportunities ETF | Senior Loan Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	SENIOR LOAN RISK. The Fund may invest in closed-end funds and/or ETFs that hold senior loans. Senior loans represent debt obligations of sub-investment grade corporate borrowers, similar to high yield bonds; however, senior loans are different from traditional high yield bonds in that senior loans are typically senior to other obligations of the borrower and generally secured by a lien on all or some portion of the assets of the borrower. The senior loan market has seen a significant increase in loans with weaker lender protections including, but not limited to, limited financial maintenance covenants or, in some cases, no financial maintenance covenants (i.e., “covenant-lite loans”) that would typically be included in a traditional loan agreement and general weakening of other restrictive covenants applicable to the borrower such as limitations on incurrence of additional debt, restrictions on payments of junior debt or restrictions on dividends and distributions. Weaker lender protections such as the absence of financial maintenance covenants in a loan agreement and the inclusion of “borrower-favorable” terms may impact recovery values and/or trading levels of senior loans in the future. The absence of financial maintenance covenants in a loan agreement generally means that the lender may not be able to declare a default if financial performance deteriorates. This may hinder an underlying fund’s ability to reprice credit risk associated with a particular borrower and reduce an underlying fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, an underlying fund’s exposure to losses on investments in senior loans may be increased, especially during a downturn in the credit cycle or changes in market or economic conditions. Senior loans are also subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk that may be heightened because of the limited public information available regarding senior loans. If an underlying fund holds a senior loan through another financial institution or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. Although senior loans are generally secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. No active trading market may exist for certain senior loans, which may impair the ability of an underlying fund to realize full value in the event of the need to sell its position in a senior loan and which may make it difficult to accurately value senior loans. Lastly, senior loans may not be considered “securities,” and an underlying fund may not be entitled to rely on the anti-fraud protections of the federal securities laws.
First Trust Income Opportunities ETF | Significant Exposure Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	SIGNIFICANT EXPOSURE RISK. To the extent that the Fund invests a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.
First Trust Income Opportunities ETF | Smaller Companies Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock	SMALLER COMPANIES RISK. The Fund may invest in closed-end funds and/or ETFs that hold the securities of small and/or mid capitalization companies. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.
First Trust Income Opportunities ETF | Sovereign Debt Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	SOVEREIGN DEBT SECURITIES RISK. The Fund may invest in closed-end funds and/or ETFs that hold Sovereign debt securities that are issued or guaranteed by foreign governmental entities. Investments in such securities are subject to the risk that the relevant sovereign government or governmental entity may delay or refuse to pay interest or repay principal on its debt. Such delays or refusals may be due to cash flow problems, insufficient foreign currency reserves, political considerations, the size of its debt relative to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. There is no legal process for collecting sovereign debt that is not repaid, nor are there bankruptcy proceedings through which all or part of the unpaid sovereign debt may be collected.
First Trust Income Opportunities ETF | Trading Issues Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	TRADING ISSUES RISK. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.
First Trust Income Opportunities ETF | US Government Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. GOVERNMENT SECURITIES RISK. The Fund may invest in closed-end funds and/or ETFs that hold U.S. government securities. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.
First Trust Income Opportunities ETF | Valuation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	VALUATION RISK. The Fund may invest in closed-end funds and/or ETFs that hold debt securities. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Unlike publicly traded securities that trade on national securities exchanges, there is no central place or exchange for trading most debt securities. Debt securities generally trade on an “over-the-counter” market. Due to the lack of centralized information and trading, and variations in lot sizes of certain debt securities, the valuation of debt securities may carry more uncertainty and risk than that of publicly traded securities. Debt securities are commonly valued by third-party pricing services that utilize a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such securities, cash flows and transactions for comparable instruments. However, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same securities. As a result, if the Advisor were to change its valuation policies, or if the Fund were to change pricing services, or if a pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Fund’s net asset value. Additionally, pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, often at lower prices than institutional round lot trades. There is no assurance that the Fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the Fund. In addition, the value of the debt securities in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. Net asset value calculation may also be impacted by operational risks arising from factors such as failures in systems and technology.
First Trust Income Opportunities ETF | Zero Coupon Bond Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ZERO COUPON BOND RISK. The Fund may invest in closed-end funds and/or ETFs that hold zero coupon bonds. Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. Although zero coupon bonds generate income for accounting purposes, they do not produce cash flow, and thus an underlying fund could be forced to liquidate securities at an inopportune time in order to generate cash to distribute to shareholders as required by tax laws.
First Trust Income Opportunities ETF | First Trust Income Opportunities ETF
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[ctag:span_t-rule1]	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees[ctag:span_t-indent1]	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees[ctag:span_t-indent1]	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses[ctag:span_t-indent1]	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses[ctag:span_t-indent1-rule]	rr_AcquiredFundFeesAndExpensesOverAssets	2.82%
Total Annual Fund Operating Expenses[ctag:span_t-indent1-rule3]	rr_ExpensesOverAssets	3.67%
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 369
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,123
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,897
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,924
2017	rr_AnnualReturn2017	16.56%
2018	rr_AnnualReturn2018	(9.57%)
2019	rr_AnnualReturn2019	28.12%
2020	rr_AnnualReturn2020	3.94%
2021	rr_AnnualReturn2021	19.16%
2022	rr_AnnualReturn2022	(19.63%)
2023	rr_AnnualReturn2023	10.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.74%)
1 Year	rr_AverageAnnualReturnYear01	10.12%
5 Years	rr_AverageAnnualReturnYear05	7.03%
Since Inception	rr_AverageAnnualReturnSinceInception	5.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2016
First Trust Income Opportunities ETF | After tax on distributions | First Trust Income Opportunities ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.88%
5 Years	rr_AverageAnnualReturnYear05	4.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.26%
First Trust Income Opportunities ETF | After tax on distributions and sale of fund shares | First Trust Income Opportunities ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.88%
5 Years	rr_AverageAnnualReturnYear05	4.37%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
First Trust Income Opportunities ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.96%
5 Years	rr_AverageAnnualReturnYear05	15.16%
Since Inception	rr_AverageAnnualReturnSinceInception	13.03%
First Trust Income Opportunities ETF | Blended Benchmark (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.99%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.64%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%	[1]

[1]	A blended benchmark (the “Blended Benchmark”) comprised 60% of the First Trust Equity Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the equity based closed-end fund universe, and 40% of the First Trust Taxable Fixed Income Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the taxable fixed income closed-end fund universe, has been selected to provide a more direct correlation to the Fund’s underlying portfolio. The Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 60-40 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.